Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes
17.	Income taxes

The provision for income taxes in the Consolidated Statements of Operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2011 – 28.25%). The differences are as follows:

	2012	2011
Expected income tax expense / (recovery) at Canadian statutory rate	$2,527	$1,555
Increase (decrease) resulting from:
Recognition of deferred credit	(5,092)	(6,581)
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(6,282)	(1,592)
Non-taxable corporate dividend	(666)	(591)
Non-controlling interests share of income	(2,835)	(1,317)
Production tax credit	(676)	—
Allowance for equity funds used during construction	(402)	—
Change in valuation allowances	—	(16,834)
Foreign currency on intercompany items	—	2,250
Other	(140)	563

Income tax recovery	$(13,566)	$(22,547)

For the years ended December 31, 2012 and 2011, income/(loss) from continuing operations before taxes consists of the following:

	2012	2011
Canadian operations	$15,252	$(5,242)
U.S. operations	(5,715)	10,749

	$9,537	$5,507

As a result of the business combination transaction in 2009, APUC recorded certain additional tax attributes. These tax attributes have been recognized to the extent management believes they are more likely than not to be realized. The excess of the carrying amount of the tax attributes recorded over the consideration was recorded as a deferred credit of $55,647 on the transaction date. The deferred credit is being recognized in income as a deferred income tax recovery in relative proportion to the amount of the related tax attributes that are utilized in the period.

Income tax expense (recovery) attributable to income/(loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2012
Canada	$127	$(137)	$(10)
United States	611	(14,167)	(13,556)

	$738	$(14,304)	$(13,566)

Year ended December 31, 2011
Canada	$268	$(1,936)	$(1,668)
United States	32	(20,911)	(20,879)

	$300	$(22,847)	$(22,547)

The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below:

	2012	2011
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$184,845	$119,340
Outside basis in partnership	2,533	—
Financial derivatives	211	2,233
Pension and OPEB	5,011	—
Acquisition related costs	5,134	2,009
Regulatory accounts	9,407	4,313
Production tax credit	673	—
Reserves not currently deductible	1,276	—
Other	136	—

Total deferred income tax assets	209,226	127,895

Less: Valuation allowance	(15,062)	(15,062)

Total deferred tax assets	194,164	112,833

Deferred tax liabilities:
Property, plant and equipment	(202,553)	(77,273)
Intangible assets	(5,478)	(7,812)
Other	—	(1,009)

Total deferred tax liabilities	(208,031)	(86,094)

Net deferred tax assets/(liabilities)	$(13,867)	$26,739

The valuation allowance for deferred tax assets as of December 31, 2012 and 2011 was $15,062. The net change in the total valuation allowance was nil in 2012 and a decrease of $16,834 in 2011. The valuation allowance at December 31, 2012 was primarily related to operating losses that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected future taxable income, and tax-planning strategies in making this assessment.

Deferred income taxes are classified in the financial statements as:

	2012	2011
Current deferred income tax asset	$10,567	$13,022
Non-current deferred income tax asset Current deferred income tax liability	77,497 (1,133)	67,671 (723)
Non-current deferred income tax liability	(100,798)	(53,231)

	$(13,867)	$26,739

As at December 31, 2012, the Company had non-capital losses carry forwards available to reduce future year’s taxable income, which expire as follows:

Year of expiry	Non-capital losses carry forwards
2015	$5,426
2026 and onwards	390,633

$396,059